BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	Dec. 31, 2022 market pointsOfSale dealer store
Background and Basis of Presentation [Abstract]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	177
Number of points of sale | pointsOfSale	196
Number of Ferrari-owned stores	16
Number of franchised stores	2